Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Balance Sheet Data) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
ASSETS:
Cash	$ 10,192,702	$ 7,629,771	$ 7,903,950	$ 9,331,372
Investment Securities, Available For Sale	429,700,540	431,003,452
Total Assets	825,363,826	849,248,059
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Stockholders' Equity Attributable to Parent	87,435,385	77,990,080	82,592,484	80,771,886
Total Liabilities And Shareholders' Equity	825,363,826	849,248,059
Parent Company [Member]
ASSETS:
Cash	4,542,778	3,880,433	4,098,035	5,471,308
Investment Securities, Available For Sale	151,674	101,250
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	93,860,841	85,115,889
Accounts Receivable And Other Assets	8,023	20,167
Total Assets	98,718,316	89,272,739
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Accounts Payable And Other Liabilities	45,229	44,959
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Stockholders' Equity Attributable to Parent	87,434,087	77,988,780
Total Liabilities And Shareholders' Equity	$ 98,718,316	$ 89,272,739